Related Party (Tables)	12 Months Ended
Dec. 31, 2023
Related party [Abstract]
Schedule of Other Receivables Related Parties	Transactions with related parties for the years ended December 31, 2023 and 2022 are shown in the table below.
	2023	2022
	EUR	EUR
Other receivables – related parties
Alessandro Aleotti (Shareholder, former Chief Strategy Officer and Director)	-	333
Marco Sala (Shareholder, former Director of Brera Milano in 2022)	-	333
Sergio Carlo Scalpelli (Shareholder, former Chief Executive Officer and Director)	-	333
Christian Rocca (Shareholder)	-	334
E-Work SpA (UYBA’s shareholder)	11,433	-
Brera Calcio AS (Shareholder of the Company being the President of this entity)	-	3,076
Total	11,433	4,409

Deposits and prepayments – related parties
Max Srl (Shareholder)	-	38,856
Stefano Locatelli (Shareholder)	-	35,868
Sergio Carlo Scalpelli (Shareholder, former Chief Executive Officer and Director)	-	22,020
Total	-	96,744

Trade and other payables – related parties
Max Srl (Shareholder)	-	19,666
Stefano Locatelli (Shareholder)	-	9,867
Sergio Carlo Scalpelli (Shareholder, former Chief Executive Officer and Director)	-	4,146
Francesca Duva (Director of Brera Milano)	-	3,090
Edimen Srl (owned by Gianluigi Vigano, the Chief Executive Officer of UYBA)	22,418	-
Pandev Sports (owned by Goran Pandev)	4,175	-
Linking Srl (owned by Gianluigi Vigano, the Chief Executive Officer of UYBA)	6,100	-
E-Work Holding Srl (UYBA’s shareholder)	6,966	-
Circuito Lombardia (owned by Gianluigi Vigano, the Chief Executive Officer of UYBA)	141,848	-
Total	181,507	36,769